Income and deferred tax - Amounts recognised in consolidated income statement (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current taxes:
Tax expense for the year	€ (5,251)	€ (14,132)	€ (12,309)
Income (expense) relating to other periods	(2,666)	156	(4,095)
Total current income taxes	(7,917)	(13,976)	(16,404)
Deferred taxes:
Tax loss carry forwards	1,606	(10,862)	(5,140)
Temporary differences	2,991	3,140	74
Total deferred income taxes	4,597	(7,722)	(5,066)
Tax expense recognized in the income statement	€ (3,320)	€ (21,698)	€ (21,470)